Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events.
Subsequent events

24.Subsequent events

On January 13, 2023, the Company entered a entered into a senior debt facility (the “Loan”) with Beedie Investments Ltd. (“Beedie”), with maximum available funds of $15 million.  $12 million of the Loan has been advanced to the Company as an initial advance with an additional $3 million available to the Company to be drawn in subsequent advances in a minimum of $1 million tranches (“Standby Facility”). The amount outstanding under the Loan will bear interest at 12.5% per annum, composed of cash interest of 9.5% per annum, calculated and paid monthly, and paid-in-kind interest charged at a rate of 3.0% per annum, compounded monthly and added to the outstanding principal amount of the Loan. A standby fee will be charged monthly at a rate of 1.5% per annum on the undrawn amount of the Standby Facility. The Company paid a commitment fee of 1.5% of the Loan. The Lender has also been granted a board observer right.   The loan is secured by a general security agreement covering all assets of the Company. The outstanding principal balance of the loan is repayable on January 13, 2027.

On initiation of the Beedie Loan on January 13, 2023, 7,968,750 common share purchase warrants were issued to Beedie.  Each warrant is convertible into one common share in the capital of the Company at a price per share equal to $0.256 until January 16, 2030.  In addition, the Company has agreed to issue additional common share purchase warrants in connection with the subsequent advances, with such number of warrants to be equal to 17% of the amount of such subsequent advance divided by the exercise price of such subsequent warrants. The subsequent warrants are to have an exercise price equal to the 5-day volume weighted average price of the Company’s common shares immediately prior to the earlier of: (i) the announcement of the applicable subsequent advance, and (ii) the funding of the applicable Subsequent Advance. The subsequent warrants will expire seven years from the date of issuance.

Under the Loan, the Company has undertaken to comply with financial covenants regarding a minimum balance of unrestricted cash and cash equivalents, minimum adjusted monthly EBITDA and maximum total secured debt leverage ratio.

On January 13, 2023, the Company utilized the proceeds of the initial advance to fully repay the loan with Crown Capital in the amount of $7,805,497 (note 9).